Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
April 6, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Partners Variable Global High Yield Bond Portfolio and Legg Mason Partners Variable Diversified Strategic Income Portfolio)
(File Nos. 033-40603 and 811-06310)
Ladies and Gentlemen:
          On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 51 to the registration statement for the Trust (the “Amendment”) relating solely to Legg Mason Partners Variable Global High Yield Bond Portfolio and Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
          The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 solely for the purpose of delaying, until April 30, 2009, the effectiveness of Post-Effective Amendment No. 50 to the registration statement for the Fund, which was filed on February 6, 2009 pursuant to Rule 485(a) under the 1933 Act.
          Please call Michelle Cirillo at (617) 951-8029 or the undersigned at (617) 951-8460 with any comments or questions relating to the filing.

Sincerely,
/s/ Alisha Telci

Alisha Telci